This is what American Growth Fund has done for its investors* over the last 40 years.

$654,377**Total value on 06/30/98 with both dividends and capital gains reinvested.


Average Annual           thru                thru 06/30/98
Total Return**                06/30/98            without sales
charge

1 year                        1.4%                7.6%
5 years                  10.2%                    11.5%
10 years                 11.6%                    12.3%
15 years                 9.6%                10.1%
40 years                 10.6%                    10.8%

$10,000 investment on August 1, 1958


*A conservative, long-term growth mutual fund with income as a secondary objective.
** The figures in this brochure reflects the performance of the Fund's Class D shares. On 03/01/96, the fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to
3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance.
The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
In the forty years ended 06/30/98, the Fund's average annual total return was 10.6%, over fifteen years it was 9.6%, over ten years it was 11.6%, over five years it was 10.2%, over one year it was 1.4%. The total return figures assume the maximum sales load (5.75%). The annual returns for the year ended 06/30/98 were: Class A; 0.2%, Class B; 1.5%, Class C; 5.6%. Annual returns assume a front end sales charge of 5.75% on Class A, a 5% contingent deferred sales charge for the first year on Class B, and a 1% contingent deferred sales charge for a period of one year or less on Class C.
Class B and Class C performance without the contingent deferred sales charge during the first year would be 6.5% and 6.6%, respectively. In the forty years ended 06/30/98, the Fund's average annual total return calculated without a sales load was 10.8%, for fifteen years it was 10.1%, for ten years it was 12.3%, for five years it was 11.5%, and for the one year it was 7.6%.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth Street, Suite 1400, Denver, CO
80202.

To Our Investors

















Dear Shareholder:

Since mid-1998 we have kept a large part of your money in U.S.
government bonds and other cash type
instruments. Unstable foreign markets sent the U.S. stock market into decline and we decided to protect your assets by reducing common stock holdings.

We have placed your portfolio in a position to take advantage of the forthcoming economy. The common stock we have, for the most part, are defensive in nature and usually perform well in a economy that is rising at a slower rate of growth. You will recognize many of the stocks you own as large American companies which should do well through these turbulent times:
Clorox, Procter & Gamble, IBM and General
Electric are among them.

We are excited about the years ahead and are optimistic that we will continue to give you, our shareholder, rewarding performance. The stock market has been a good one for American Growth over the past 40 years and you have benefitted because of it.

My staff and I are always available to discuss your account with
you.   Our toll free number is (800) 525-
2406 or (303) 626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,





Robert Brody
President & Shareholder

How American Growth Fund Has Its Shareowners' Money Invested


                     STATEMENT OF INVESTMENTS
                          July 31, 1998


 Market
Description of Security                                  Shares
  Value
                          COMMON STOCKS

                Commercial Bank Industry   15.50%
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
City National Corp.. . . . . . . . . . . . . . . . . . .    197,800
$     7,306,238
                                              (Owns City National
Bank, largest independent bank in southern California.)
SouthTrust Corp. . . . . . . . . . . . . . . . . . . . .    135,000
      5,459,062
                                              (The 33rd largest
bank in the U.S.)
Royal Bank of Canada . . . . . . . . . . . . . . . . . .     70,000
      3,801,875
                                              (Canada's largest
bank.)
NationsBank Corp.  . . . . . . . . . . . . . . . . . . .     32,624
      2,601,764
                                              (The 3rd largest bank
in the United States.)
                                                     19,168,939


             Computer & Peripherals Industry   10.90%

International Business Machines. . . . . . . . . . . . .     64,000
      8,480,000
                                              (The world's largest
supplier of advanced information processing technology.)
Hewlett Packard Company. . . . . . . . . . . . . . . . .     90,000
      4,995,000
                                              (A designer and
manufacturer of precision electronic products.)

                      13,475,000

               Household Products Industry   9.76%

Clorox Company . . . . . . . . . . . . . . . . . . . . .     60,000
      6,150,000
                                              (A producer of
household laundry & cleaning products, also insecticides, cat litter, dressings, sauces.)
Procter & Gamble Company . . . . . . . . . . . . . . . .     50,000
      3,968,750
                                              (#1 manufacturer of
household products in the U.S. and the world's largest advertiser.)
Colgate Palmolive Company. . . . . . . . . . . . . . . .     21,000
      1,941,188
                                              (2nd largest domestic
maker of detergents, toiletries and other household products.)

       12,059,938


 Market
Description of Security                                  Shares
  Value

                     Thrift Industry 6.58%

   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Golden West Financial. . . . . . . . . . . . . . . . . .     88,000
$     8,129,000
                                              (Third largest thrift
in the United States)

                      Airline Industry 5.17%

UAL Corporation* . . . . . . . . . . . . . . . . . . . .     82,000
      6,385,750
                                              (The largest domestic
carrier in passenger revenue. Serves 152 airports in 30 countries.)

                     Chemical Industry 4.42%

Solutia, Inc.. . . . . . . . . . . . . . . . . . . . . .    100,000
      2,968,750
                                              (The twentieth
largest chemical company in the U.S.)
Monsanto Co... . . . . . . . . . . . . . . . . . . . . .     44,000
      2,491,500
                                              (Produces a variety
of consumer products.)

        5,460,250

Electronic Equipment Industry 4.33%

General Electric Company . . . . . . . . . . . . . . . .     60,000
      5,358,750
                                              (One of the largest
and most diversified industrial companies in the world.)

                   Retail Store Industry 3.69%

Sears, Roebuck and Company . . . . . . . . . . . . . . .     90,000
      4,567,500
                                              (World's second
largest retailer.)
             Paper & Forest Products Industry 3.41%

Fort James Corp. . . . . . . . . . . . . . . . . . . . .    125,000
      4,218,750
                                              (The second largest
paper goods producer in the United States.)

                Market
Description of Security                                      Shares
               Value

                     Insurance Industry 3.03%
   . . . . . . . . . . . . . . . . . . . . . . . . . . .
Equitable Companies, Inc. (The). . . . . . . . . . . . .     50,000
$     3,753,125
 (Parent holding company of the Equitable Life Assurance society of the United States.)

                       Auto Industry 2.92%

General Motors Corporation . . . . . . . . . . . . . . .     50,000
      3,615,625
 (The world's largest auto manufacturer.)

               Financial Services Industry 2.17%

Travelers Group, Inc.. . . . . . . . . . . . . . . . . .     40,000
      2,680,000
 (The largest non-bank financial company.)


Machine Industry 1.18%

Caterpillar, Inc.. . . . . . . . . . . . . . . . . . . .     30,000
      1,455,000
 (The world's largest producer of earthmoving equipment.)

                Building Materials Industry 1.15%

Ameron International Corporation . . . . . . . . . . . .     28,500
      1,419,656
 (The largest supplier of high-performance marine and offshore coatings in the U.S.)




                                              Market
Description of Security

    Shares/Face
                    Value

<talbe>
[CAPTION]
                Aerospace/Defense Industry  0.31%
[S]. . . . . . . . . . . . . . . . . . . . . . . . . . .        [C]
            [C]
Boeing Company (The) . . . . . . . . . . . . . . . . . .     10,000
$       388,125
 (The leading manufacturer of commercial jet aircraft.)

                    Solid Waste Industry 0.16%

Republic Services Inc.*. . . . . . . . . . . . . . . . .      8,000
        200,000
 (Provides non-hazardous solid waste collection and disposal services.)

Total Common Stocks (cost $67,053,643) (74.68%). . . . . . . .
                      92,335,408


                U.S. GOVERNMENT OBLIGATIONS  21.42%

U.S. Treasury Bond,  6.25%, 08/15/23 . . . . . . . . . .  8,320,000
      8,803,558
U.S. Treasury Bond,  6.00%, 02/15/26 . . . . . . . . . . 17,190,000
     17,673,383

Total U.S. Government Obligations (cost $26,368,550) . . . . .
                      26,476,941


                  MONEY MARKET INSTRUMENTS 0.01%

LIR Government Money Fund, 5.28%, (cost 12,976). . . . . . . .
                         12,976


Total Investments, at Value (cost $93,435,169) . . . . . . . .
 96.11%     118,825,325


Cash and Receivables, Less Liabilities . . . . . . . . .      3.89%
     4,815,132


Net Assets . . . . . . . . . . . . . . . . . . . . . . .    100.00%
   $123,640,457




[/TABLE]

Financial Statements


                    AMERICAN GROWTH FUND, INC.
         STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 1998
   . . . . . .
ASSETS:
 Investments, at value (cost $93,435,169)-see accompanying
statement . . . . . . . .     $            118,825,325
 Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         907,391
 Receivables:
                                                      Shares of
beneficial interest sold . . . . . . . . . . . . .
133,912
                                                      Investments
sold . . . . . . .                    3,133,260
                                                      Dividends. .
 . . . . . .             110,734
                                                      Interest . .
 . . . .                 715,759
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . .
     123,826,381

LIABILITIES:
 Shares of beneficial interest redeemed. . . . . . . . . . . . .
         185,924

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .
  $123,640,457

COMPOSITION OF NET ASSETS:
 Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .
  $  101,433,245
 Undistributed net investment income . . . . . . . . . . . . . .
         331,075
 Accumulated net realized loss from investment transactions. . . .
 . . . .              (3,514,019)
 Net unrealized appreciation of investments. . . . . . . . . . .
      25,390,156
 Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
  $123,640,457

NET ASSET VALUE PER SHARE:
Class A Shares:
                                                      Net asset
value and redemption price per share (based on net assets
                                                      of
$14,246,106 and 1,501,200 shares of beneficial interest
outstanding). . . . . . .                    $9.49
                                                      Maximum
offering price per share (net asset value plus sales charge of
                                                      5.75% of
offering price) . . . . . . . .                       $10.07
Class B Shares:
                                                      Net asset
value, redemption price and offering price per share (based
                                                      on net assets
of $15,533,056 and 1,658,179 shares of beneficial interest
outstanding). . . . . . . .                   $9.37
Class C Shares:
                                                      Net asset
value, redemption price and offering price per share (based
                                                      on net assets
of $4,497,515 and 479,948 shares of beneficial interest
outstanding) . . . . . .               $9.37
Class D Shares:
                                                      Net asset
value and redemption price per share (based on net assets of
                                                      $89,363,780
and 9,382,124 shares of beneficial interest outstanding) . . . . .
 . . .                    $9.53
                                                      Maximum
offering price per share (net asset value plus sales charge of
                                                      5.75% of
offering price) . . . . . . . .                       $10.11

PAGE

Financial Statements


                  AMERICAN  GROWTH  FUND,  INC.
         STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 1998

   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT INCOME:
                                                      Interest . .
 . . .$            1,550,053
                                                      Dividends
(net of $12,269 foreign withholding tax) . . . . . . .
    1,310,450

 Total investment income . . . . . . . . . . . . . . . . . . . .
           2,860,503

EXPENSES:
                                                      Investment
advisory fees (Note 5). . . . . . . . .                1,102,795

Administration expenses (Note 5) . . . . . . . . .
 426,460
                                                      Transfer
agent, shareholder servicing and data processing fees (Note 4). .
 . . . . . . . .                  238,774
                                                      Custodian
fees (Note 4). . . . . . . . .             144,351
                                                      Professional
fees. . . . . . .                   29,828
                                                      Registration
and filing fees:
                                                           Class A
 . . . . . . . . .                    4,731
                                                           Class B
 . . . . . . . . .                    5,059
                                                           Class C
 . . . . . . . . .                    1,370
                                                           Class D
 . . . . . . . . .                   36,943
                                                      Shareholder
reports. . . . . . . . . . .              22,037
                                                      Distribution
and service fees:
                                                           Class A
 . . . . . . . . .                   34,759
                                                           Class B
 . . . . . . . . .                  149,515
                                                           Class C
 . . . . . . . . .                   40,975
                                                      Directors
fees . . . . . . . .                    6,700
                                                      Other
expenses . . . . . . . .                  66,429
 Total expenses. . . . . . . . . . . . . . . . . . . . . . . . .
          2,310,726
                                                      Less expenses
paid indirectly (Note 4) . . . . . .          ( 88,171)
 Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . .
          2,222,555

Net Investment Income. . . . . . . . . . . . . . . . . . . . . .
                   637,948

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
                                                      Net realized
loss on investments . . . . . . . . .       (3,209,919)
                                                      Net change in
unrealized depreciation on investments . . . . . .
(8,201,493)
                                                      Net realized
and unrealized loss . . . . . . . . .     (11,411,412)

Net Decrease in Net Assets Resulting From Operations . . . . . $
       (10,773,464)

PAGE

Financial Statements


                    AMERICAN GROWTH FUND, INC.
               STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED JULY 31, 1998 AND 1997

   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                   1998        1997
OPERATIONS:
 Net investment income . . . . . . . . . . . . . .     $
637,948                 $              1,935,396
 Net realized gain (loss). . . . . . . . . . . . .
              (3,209,919)                         10,854,048
 Net change in unrealized appreciation or depreciation . . . . .
               (8,201,493)
24,155,373
                                         Net increase (decrease) in
net assets resulting from operations . . . . . . . . . . . .
           (10,773,464)                                  36,944,817


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income:
 Class A . . . . . . . . . . . . . . . . . . . . .
(75,567)                                 (78,116)
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .
  (14,141)                                (60,893)

 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .
   (3,850)                                (17,406)
 Class D . . . . . . . . . . . . . . . . . . . . .
(790,735)                              (1,288,377)
 Distributions from net realized gain:
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .
(1,120,917)                               (253,876)
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .
(1,258,568)                               (263,868)
 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .
 (342,696)                                (75,426)
 Class D . . . . . . . . . . . . . . . . . . . . .
(8,796,922)                              (4,187,225)

BENEFICIAL INTEREST TRANSACTIONS:
 Net increase (decrease) in net assets resulting from beneficial interest transactions(Note 2):
 Class A . . . . . . . . . . . . . . . . . . . . .
5,962,986                                4,705,260
 Class B . . . . . . . . . . . . . . . . . . . . .
7,163,360                                5,694,054
 Class C . . . . . . . . . . . . . . . . . . . . .
2,200,744                                2,104,311
 Class D . . . . . . . . . . . . . . . . . . . . .
(8,137,343)                             (11,347,787)

NET ASSETS:
 Total increase (decrease) . . . . . . . . . . . .
(15,987,113)                              31,875,468
 Beginning of period . . . . . . . . . . . . . . .
139,627,570                              107,752,102
 End of period (including undistributed net investment
 income of $331,075 and $577,421 respectively) . . . . . . .
$123,640,457           $139,627,570

PAGE

Financial Highlights



                             Class D

                             Year Ended July 31,
                                                 1998       1997
    1996            1995           1994

Per Share Operating Data:

Net Asset Value, Beginning of Period . . . . . .    $11.33      $
8.85     $ 8.75                   $ 9.34$ 9.39

Income from investment operations:
Net investment income. . . . . . . . . . .     0.075       0.175
   0.035            0.21           0.03
Net realized and unrealized gain(loss).. . . . . . .      (0.90)
   2.82            0.39            0.88           1.00
Total income(loss) from investment operations. . . . . . .
(0.83)      2.99                     0.42            1.091.03

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . .    (0.08)6
(0.12)6    (0.12)6                   (0.12)         (0.05)
Distributions from net realized gain . . . . . .     (0.89)
(0.39)     (0.20)                   (1.56)         (1.03)
Total dividends and distributions
to shareholders. . . . . . . . . . . . . .     (0.97)     (0.51)
  (0.32)          (1.68)(1.08)

Net Asset Value, End of Period . . . . . .      $9.53     $11.33
   $8.85           $8.75$ 9.34
Total Return at Net Asset Value1 . . . . . . . .     (7.4)%
35.1%       4.8%                    15.2%11.1%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . .     $89,364
$115,106        $100,130        $90,538        $68,209

Ratios to average net assets:
Net investment income. . . . . . . . . . .      0.63%      1.71%
   0.47%           1.91%          0.35%
Expenses2. . . . . . . . . . . . . . . . .      1.54%      1.55%
   1.63%           1.45%          1.34%

Portfolio turnover rate3 . . . . . . . . .     103.5%     106.2%
  163.1%          173.0%          87.2%

Average brokerage commission rate4                  $0.0577
$0.0578    $0.0561                        -              -

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
       Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1998, aggregated $128,300,481 and $136,434,454, respectively.
4. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares purchased and sold.
5. Net investment income per share is based upon relative daily net asset values.
6. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

Financial Highlights



                                         Class A
                    Class B
   Class C


                                                Year Ended July 31,
                               1998         1997         19961
    1998               1997          19961           1998
      1997          19961

Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . $11.30        $8.84         $9.21
  $11.19             $ 8.80         $ 9.21         $11.19
     $8.81          $9.21

Income (loss) from investment operations:
Net investment income(loss). . . .0.047         0.147           -7
     (0.02)7         0.077        (0.01)7        (0.02)7
    0.077             -7
Net realized and unrealized gain (loss). . . . (0.90)        2.83
       (0.37)        (0.90)          2.79         (0.40)
    (0.90)          2.79               (0.40)
Total income (loss) from investment
 operations. . . . . . . . . (0.86)        2.97         (0.37)
  (0.92)              2.86          (0.41)         (0.92)
      2.86         (0.40)

Dividends and distributions to shareholders:
Dividends from net investment income . . (0.06)8       (0.12)8
       -            (0.01)8        (0.09)8              -
   (0.01)8        (0.09)8                   -
Distributions from net realized gain . . .(0.89)        (0.39)
       -             (0.89)        (0.39)               -
    (0.89)         (0.39)                   -
Total dividends and distributions
to shareholders. . . . . . . (0.95)      (0.51)              -
  (0.90)            (0.48)               -         (0.90)
    (0.48)              -

Net Asset Value, End of Period . . . . $9.49     $11.30          $
8.84        $9.37              $11.18          $8.80
     $9.37         $11.19               $8.81

Total Return at Net Asset Value2 . . .(7.6)%      34.6%
(4.0)%       (8.2)%               33.5%         (4.5)%
      (8.2)%          33.6%              (4.3)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $14,246      $10,536
       $3,838       $15,533        $10,962         $3,417
    $4,498         $3,023                $367

Ratio to average net assets:
Net investment income (loss) . . .0.42%         1.28%       0.13%6
     (0.32)%        0.49%        (0.52)%6        (0.31)%
    0.55%       (0.63)%6
Expenses3. . . . . . . . . . .1.77%        1.76%        2.06%6
   2.52%              2.46%         2.81%6          2.52%
     2.50%        2.97%6

Portfolio turnover rate4 . . . . 103.5%        106.2%       163.1%
      103.5%        106.2%         163.1%         103.5%
   106.2%         163.1%
Average brokerage commission rate5 . . . $0.0577       $0.0578
 $0.0561            $0.0577        $0.0578        $0.0561
   $0.0577        $0.0578             $0.0561

1. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
3. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
4. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
      Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1998, aggregated $128,300,481 and $136,434,454, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares purchased and sold.
6.   Annualized.
7. Net investment income per share is based upon relative daily net asset values.
8. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
Notes to Financial Statements


1.    Summary of Significant Accounting Policies
      American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B,
      Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

      Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

      Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

      Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

      Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The Fund has available for federal income tax purposes an unused capital loss carryover approximately $3,514,000 which expires in 2007.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

                Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. PAGE

Notes to Financial Statements




2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Year Ended July 31, 1998
    Year Ended July 31, 1997

                            Shares       Amount
Shares   Amount

      Class A:
      Sold                    837,941   $   8,739,433
                       794,548             $   7,631,271
      Dividends and distributions reinvested  124,601
1,193,679                                                33,407
          311,961
      Redeemed                       (393,818)    (3,970,124)
                                               (329,452)
(3,237,972)
      Net increase                    568,724      5,962,988
                                                498,503
4,705,260

      Class B:
      Sold                    843,318       8,810,905
                        700,555                6,739,509
      Dividends and distributions reinvested  129,536
1,231,569                                                 29,453
          273,621
      Redeemed                       (294,805)    (2,879,114)
                                               (137,934)
(1,319,076)
      Net increase                    678,049      7,163,360
                                                592,074
5,694,054

      Class C:
      Sold                    218,226       2,295,012
                       247,873                2,292,548
      Dividends and distributions reinvested   35,910
341,141                                                 8,632
        80,191
      Redeemed                        (44,447)      (435,409)
                                                (28,005)
(268,428)
      Net increase                    209,689      2,200,744
                                                228,500
2,104,311

      Class D:
      Sold                     394,322       4,226,052
                         423,812               4,042,281
      Dividends and distributions reinvested   969,644
9,308,601                                                541,417
       5,060,925
      Redeemed                      (2,144,192)   (21,671,996)
                                               (2,117,535)
(20,450,993)
      Net increase (decrease)                        (780,226)
                    $ (8,137,343)
(1,152,306)            $(11,347,787)

3.    Unrealized Gains and Losses on Investments
      The identified tax cost basis of investments at July 31, 1998 was $93,435,169. Net unrealized appreciation on investments of
      $25,390,156, based on identified tax cost as of July 31, 1998, was comprised of gross appreciation of $27,208,739 and gross depreciation of $1,818,583.
4.    Fund Expenses Paid Indirectly

      For the year ended July 31, 1998, fees for transfer agent/data processing services and custodian services totaling $13,031 and
      $75,140, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The
      Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees Under the investment advisory contract with IRC, the advisor receives annual  compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% of such assets in
Notes to Financial Statements


      excess of $30 million. The Fund pays its own operating expenses. The advisor has agreed to reimburse the Fund if total expenses exceed the most restrictive limitation prescribed by any state in which the shares of the Fund are sold.

      Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

      For the year ended July 31, 1998 commissions and sales charges paid by investors on the purchase of Fund shares totaled
      $634,893 of which $176,388 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund.
Sales charges advanced to broker/dealers by Sponsors on sales of the
      Fund's Class B and C shares totaled $285,731. For the year ended July 31, 1998, Sponsors received contingent deferred sales charges of $22,978 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

      Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 1998 the Fund paid directors' fees and expenses of $6,700.

      For the year ended July 31, 1998, under an agreement with IRC, the Fund was charged $276,510 for the costs and expenses related to employees of IRC who provide administrative, clerical and accounting services to the Fund. In addition, the Fund was charged
      $65,699 by an affiliated company of IRC for the rental of office space.

6.    Federal Income Tax Matters (unaudited)

      On December 16, 1997, per share distributions were declared as follows: Class A: $0.06, Class B: $0.01, Class C: $0.01 and Class
      D: $0.08 from net investment income, respectively, and $0.89 for each share class from realized gains. The dividends were paid
      December 19, 1997. For the Fund's year ended July 31, 1998, all ordinary income dividends have been determined to qualify for the dividend received deduction for corporate shareholders.

Independent Auditors' Report





To The Board of Directors and Shareholders of American Growth Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of American Growth Fund, Inc.
as of July 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
The financial highlights for each of the years in the two-year period ended July 31,1995 were audited by other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.





KPMG Peat Marwick LLP
Denver, Colorado
August 28, 1998